NOTES PAYABLE (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) integer $ / shares shares	Dec. 31, 2021 USD ($) integer $ / shares shares	Dec. 31, 2020 USD ($)	May 31, 2020 $ / shares
Outstanding interest balance			$ 27,604
Conversion price | $ / shares				$ 0.015
Loss on debt settlement		$ 0	$ (14,370)
August 4, 2014 through April 1, 2016 [Member]
Interest rate	5.00%	5.00%
Conversion price | $ / shares	$ 0.011	$ 0.011
Accrued interest	$ 5,939	$ 5,939
Convertible notes payable, related party [Member]
Notes	$ 112,157	$ 112,157
Interest rate	5.00%	5.00%
Number of promissory notes | integer	18	18
Convertible notes payable [Member]
Interest rate	10.00%	10.00%
Originally due date	Dec. 31, 2019	Dec. 31, 2019
Unpaid principal balance	$ 75,000	$ 75,000
Additional borrowed	15,000	15,000
December 10, 2013 [Member] | Other notes payable [Member] | Individual Two [Member]
Outstanding interest balance	$ 1,392	$ 0
Interest rate	5.00%	5.00%
Convertible Notes	$ 5,000	$ 5,000
Outstanding balance	$ 2,000	$ 2,000
Conversion price | $ / shares	$ 0.015	$ 0.015
December 10, 2013 [Member] | Other notes payable [Member] | Individual One [Member]
Interest rate	5.00%	5.00%
Convertible Notes	$ 3,000	$ 3,000
Conversion price | $ / shares	$ 0.015	$ 0.015
April 2019 [Member]
Notes	$ 140,000	$ 140,000
Interest rate	10.00%	10.00%
June 2021 [Member]
Note repaid in full by issuing shares | shares	690,000	690,000
Note repaid in cash	$ 105,950	$ 105,950
April 20, 2012 [Member] | Other notes payable [Member] | Individual One [Member]
Interest rate	5.00%	5.00%
Convertible Notes	$ 2,500	$ 2,500
Conversion price | $ / shares	$ 0.009	$ 0.009
Loss on debt settlement	$ 14,370	$ 14,370
Accrued interest	$ 20,000	$ 20,000